Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	POINTS INTERNATIONAL LTD
Entity Central Index Key	0001204413
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	13,227,407
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2020
Entity Interactive Data Current	Yes
Document Fiscal Period Focus	FY